Nature of business and organization	12 Months Ended
Jun. 30, 2022
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

Organization

Bit Origin Ltd (“Bit Origin” or the “Company”), formerly known as China Xiangtai Food Co., Ltd., is a holding company incorporated on January 23, 2018, under the laws of the Cayman Islands. Bit Origin has no substantive operations other than holding all of the outstanding share capital of the following entities:

●	SonicHash Inc, (“SonicHash Canada”), SonicHash Pte. Ltd (“SonicHash Singapore”) and SonicHash LLC (SonicHash US).
●	WVM (“Xiangtai BVI”) is a holding company holding all of the outstanding equity of CVS Limited, (“Xiangtai HK”). Xiangtai HK is also a holding company holding all of the outstanding equity of Chongqing Jinghuangtai Business Management Consulting Co., Ltd. (“Xiangtai WFOE”), which controls subsidiaries and variable interest entities (VIEs) based in China. The Company disposed Xiangtai BVI on April 27, 2022.
●	China Silanchi Holding Limited (“Silanchi”) is a holding company holding all of the outstanding equity of Haochuangge Limited, (“Haochuangge HK”). Haochuangge HK is also a holding company holding all of the outstanding equity of Beijing Gangyixing Technology Ltd. (“Gangyixing WFOE”), which controls Beijing Fu Tong Ge Technology Co., Ltd. (“Fu Tong Ge”), a VIE based in China. Silanchi and its subsidiaries and VIEs are currently not engaging in any active business. The Company disposed Silanchi on April 27, 2022.

Business Overview

The Company has been in the process of preparing for new business activities in cryptocurrency mining operations through its newly incorporated subsidiaries SonicHash Canada, SonicHash Singapore and SonicHash LLC since December 2021. The Company made three bulk purchases of cryptocurrency mining equipment for approximately $7.0 million in December 2021, approximately $6.0 million in January 2022, and approximately $13.3 million in February 2022, respectively. As of the reporting date, the Company have made the payment in full for the purchases with an amount of approximately $26.3 million. As of June 30, 2022, 868 units of cryptocurrency mining equipment have been delivered to a mining facility in Georgia, U.S. and started to generate revenue from May 2022.

The Company, through its VIEs contractual with Xiangtai WFOE, Chongqing Penglin Food Co., Ltd. (“CQ Penglin”) and Chongqing Ji Mao Cang Feed Co., Ltd. (“JMC”), and through its wholly-owned subsidiaries, Guang’an Yongpeng Food Co., Ltd. (“GA Yongpeng”) and Chongqing Pengmei Supermarket Co. Ltd., (“CQ Pengmei”), engaged in slaughtering, processing, packing and selling various processed meat products business and raw feed materials wholesales business. The Company disposed those businesses on April 27, 2022 (See Note 3). As a result, the historic results of operations for the Company’s grocery stores business are reported as discontinued operations under the guidance of Accounting Standards Codification 205.

Historic Business Acquisition

On July 2, 2018, the Company acquired CQ Pengmei that operated two grocery stores under common control of Ms. Zeshu Dai, its CEO, and her spouse in the city of Chongqing. The operations of these two grocery stores started in November 2017. The acquisition price was at the carrying value on CQ Pengmei books and records for a total of approximately $0.9 million (RMB 5,949,052). In February 2020, the Company discontinued its grocery stores business as the Company has been operating at losses in this business.

On April 3, 2020, the Company entered into a Share Purchase Agreement (“SPA”) with Xiangtai WFOE, JMC, which engages in raw feed material and formula solution wholesales business, and the shareholders of JMC (“JMC Shareholders”). Pursuant to the SPA, the Company shall issue to the shareholder who owns 51% of JMC’s equity interest 2,000,000 duly authorized, fully paid and nonassessable ordinary shares of the Company, valued at a price of $1.77 per share, the closing price of the Company’s ordinary share on April 3, 2020, for an aggregate discounted purchase price of $2,658,909 with probability of contingent considerations, subject to the milestones as specified in the SPA, in exchange for JMC Shareholders’ agreement to cause JMC to enter into certain VIE agreements with Xiangtai WFOE, through which WFOE shall have the right to control, manage and operate JMC in return for a service fee equal to 51% of JMC’s after-tax net income. According to the milestones, 1,600,000 shares were issued to JMC shareholders as of June 30, 2022. The remaining contingent 400,000 shares which shall be issued to JMC shareholders before August 7, 2022 will not be issued as the business was disposed on April 27, 2022.

On September 3, 2020, the Company entered into a share purchase agreement with Silanchi, a British Virgin Islands company, and China Gelingge Holding Limitied and China Yaxinge Holding Limited, the shareholders of Silanchi, who collectively hold 100% equity interest of Silanchi and to deliver a total consideration of US$100 in exchange for acquiring 98% equity interest of Silanchi. Silanchi was established on December 12, 2019 and was disposed on April 27, 2022.

New Business

On December 14, 2021, the Company formed SonicHash Inc. (“SonicHash Canada”), a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Pte. Ltd. (“SonicHash Singapore”), a company incorporated under the laws of Singapore. On December 17, 2021, the Company formed SonicHash LLC (“SonicHash US”) under the laws of the State of Delaware. The Company holds 100% equity interest in SonicHash Canada, SonicHash Singapore and SonicHash US, which mainly engage in cryptocurrency mining related operation and management.

On December 15, 2021, SonicHash Canada purchased 742 units of cryptocurrency mining equipment for a total purchase price of $6,999,200, excluding tax. SonicHash Canada has paid the purchase price and the cryptocurrency mining equipment has been delivered to a facility in Alberta, Canada. On March 20, 2022, SonicHash US imported these cryptocurrency mining equipment to the US. These equipment have been delivered to a mining facility in Georgia, U.S. and started to generate revenue from May 2022.

On January 6, 2022, SonicHash US purchased 686 units of cryptocurrency mining equipment for a total purchase price of $5,995,640, excluding tax. SonicHash US has paid the purchase price and the cryptocurrency mining equipment will be delivered to U.S in batches. 126 units have been delivered to a mining facility in Georgia, U.S. and started to generate revenue from May 2022; 560 units have been delivered to Indiana, U.S. and started to generate revenue from July 2022.

On February 14, 2022, SonicHash US purchased 2,200 units of cryptocurrency mining equipment for a total purchase price of $13,281,400, excluding tax. SonicHash US has paid the purchase price and the cryptocurrency mining equipment are set to be delivered to U.S. in batches. 1,140 units have been delivered to a mining facility in Indiana, U.S. and started to generate revenue from July 2022. Another 1,060 units will be delivered in 2022 Q3.

By the end of June 2022, the Company had purchased 3,628 units of cryptocurrency mining equipment. The Company had 868 units in stock by the end of June 2022, another 1,700 units arrived in Marion Indiana in July 2022 and the remaining 1,060 units are to be delivered in 2022 Q3.

Consolidation Scope

The accompanying consolidated financial statements reflect the activities of Bit Origin and each of the following entities:

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI *Disposed in April 2022
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK *Disposed in April 2022
CQ Penglin	· A PRC limited liability company
	· Slaughtering, processing, packing, and selling various processed meat products.	VIE of Xiangtai WFOE *Disposed in April 2022
GA Yongpeng	· A PRC limited liability company
	· Slaughtering, processing, packing and selling various processed meat products.	100% owned by Xiangtai WFOE *Disposed in April 2022
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai WFOE *Disposed in April 2022
· Grocery stores selling daily necessities
JMC	· A PRC limited liability company	51 % VIE of Xiangtai WFOE *Disposed in April 2022
· Feed raw materials and formula solutions wholesales.
Silanchi	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Haochuangge	· A Hong Kong company	100% owned by Silanchi *Disposed in April 2022
Gangyixing WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Haochuangge *Disposed in April 2022
Fu Tong Ge	· A PRC limited liability company	VIE of Gangyixing WFOE *Disposed in April 2022
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore	· A Singapore company	100% owned by Bit Origin
SonicHash US	· A US company	100% owned by Bit Origin